Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Total current		R$ 28,205	R$ 94,870
Total noncurrent		R$ 21,580	19,580
Selic Treasury Notes [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Percentage of CDI		100.00%
Total current			2,485
Treasury Notes [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Percentage of CDI		4.85%
Total current		R$ 27,848	92,385
Other titles [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Percentage of CDI		4.58%
Total current		R$ 357
Bank deposit certificates [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Total noncurrent	[1]	R$ 16,537	14,059
Bank deposit certificates [Member] | Minimum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	95.00%
Bank deposit certificates [Member] | Maximum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	100.25%
Securities pledged as guarantee [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Marketable Securities [Line Items]
Total noncurrent	[2]	R$ 5,043	R$ 5,521

[1]	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.
[2]	The amount refers to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.